OPERATING REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Lease	$ 133,434	$ 65,544
Non-lease	384,447	298,466
Total revenues	517,881	364,010
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	48,451	42,111
Non-lease	0	0
Total revenues	48,451	42,111
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	84,983	23,433
Non-lease	378,212	290,484
Total revenues	463,195	313,917
Other income
Disaggregation of Revenue [Line Items]
Lease	0	0
Non-lease	6,235	7,982
Total revenues	$ 6,235	$ 7,982